Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	$ 16,721,228	$ 24,439,487
Total Financial Liabilities	(4,878,992)	(3,728,092)
Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	11,529,456	27,457
Total Financial Liabilities
Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	5,165,974	24,219,317
Total Financial Liabilities	(4,719,947)	(3,517,708)
1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	25,798	192,713
Total Financial Liabilities	(107,131)	(107,177)
1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Total Financial Liabilities	(51,914)	(103,207)
Cash and Cash Equivalents [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	12,638,885	15,773,783
Cash and Cash Equivalents [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	11,529,456	27,457
Cash and Cash Equivalents [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	$ 1,113,722	$ 15,553,613
Cash and Cash Equivalents [Member] | Interest Rate Risk [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Average Interest Rate	2.463%	0.05%
Cash and Cash Equivalents [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	$ (4,293)	$ 192,713
Cash and Cash Equivalents [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Trade and Other Receivables [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	4,041,675	8,665,704
Trade and Other Receivables [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Trade and Other Receivables [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	4,041,675	8,665,704
Trade and Other Receivables [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Trade and Other Receivables [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Other current asset [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	40,668
Other current asset [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Other current asset [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	$ 10,577
Other current asset [Member] | Interest Rate Risk [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Average Interest Rate	3.515%	4.40%
Other current asset [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets	$ 30,091	$ 29,150
Other current asset [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Assets
Trade and Other Payables [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities	(4,619,947)	(3,517,708)
Trade and Other Payables [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities
Trade and Other Payables [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities	(4,619,947)	(3,517,708)
Trade and Other Payables [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities
Trade and Other Payables [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities
Lease Liabilities [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities	(159,045)	(210,384)
Lease Liabilities [Member] | Floating Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities
Lease Liabilities [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities
Lease Liabilities [Member] | 1 year or less [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities	(107,131)	(107,177)
Lease Liabilities [Member] | 1-5 years [Member] | Fixed Interest Rate [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities	(51,914)	$ (103,207)
Other Current Liabilities [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities	(100,000)
Other Current Liabilities [Member] | Non-Interest Bearing [Member]
Financial Instruments (Details) - Schedule of Interest Rates and the Effective Weighted Average Interest Rate for Classes of Financial Assets and Liabilities [Line Items]
Total Financial Liabilities	$ (100,000)